Unredeemed Capital Expenditure (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Tax losses available for deduction against future income	$ 551.7	$ 661.5
Gold Fields La Cima
Tax Credit Carryforward [Line Items]
Tax losses available for deduction against future income	$ 0